Note 14 - Voyage, Vessel Operating Expenses and Commissions (Details) - Commission Consisted of Commissions Charged (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Commissions	$ 2,192,626	$ 1,936,381	$ 2,673,703
Third Party [Member]
Segment Reporting Information [Line Items]
Commissions	1,674,798	1,461,915	2,032,599
Related Party [Member]
Segment Reporting Information [Line Items]
Commissions	$ 517,828	$ 474,466	$ 641,104